UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNERS
DIVERSIFIED LARGE CAP GROWTH FUND
FORM N-Q
JULY 31, 2007

Legg Mason Partners Diversified Large Cap Growth Fund
Schedule of Investments (unaudited)
July 31, 2007

Shares	Security	Value

COMMON STOCKS — 95.7%
CONSUMER DISCRETIONARY — 4.8%
Media — 1.2%
90,500	News Corp., Class A Shares	$1,911,360

Multiline Retail — 1.6%
40,500	Target Corp.	2,453,085

Textiles, Apparel & Luxury Goods — 2.0%
65,900	Coach Inc. *	2,995,814

	TOTAL CONSUMER DISCRETIONARY	7,360,259

CONSUMER STAPLES — 10.3%
Beverages — 2.4%
57,114	PepsiCo Inc.	3,747,821

Food & Staples Retailing — 3.5%
152,100	CVS Corp.	5,352,399

Household Products — 4.4%
23,900	Colgate-Palmolive Co.	1,577,400
82,900	Procter & Gamble Co.	5,128,194

	Total Household Products	6,705,594

	TOTAL CONSUMER STAPLES	15,805,814

ENERGY — 5.9%
Energy Equipment & Services — 4.5%
37,900	Schlumberger Ltd.	3,589,888
58,900	Weatherford International Ltd. *	3,258,937

	Total Energy Equipment & Services	6,848,825

Oil, Gas & Consumable Fuels — 1.4%
52,300	Peabody Energy Corp.	2,210,198

	TOTAL ENERGY	9,059,023

FINANCIALS — 9.8%
Capital Markets — 3.2%
13,400	Goldman Sachs Group Inc.	2,523,756
16,600	Merrill Lynch & Co. Inc.	1,231,720
17,400	Morgan Stanley	1,111,338

	Total Capital Markets	4,866,814

Consumer Finance — 2.4%
64,200	American Express Co.	3,758,268

Diversified Financial Services — 1.9%
96,800	Nasdaq Stock Market Inc. *	2,978,536

Insurance — 2.3%
54,600	American International Group Inc.	3,504,228

	TOTAL FINANCIALS	15,107,846

HEALTH CARE — 22.0%
Biotechnology — 10.1%
46,600	Amgen Inc. *	2,504,284
54,000	Celgene Corp. *	3,270,240
48,900	Genentech Inc. *	3,637,182
100,800	Gilead Sciences Inc. *	3,752,784
74,300	Vertex Pharmaceuticals Inc. *	2,399,890

	Total Biotechnology	15,564,380

Health Care Equipment & Supplies — 4.6%
59,400	Medtronic Inc.	3,009,798
44,700	St. Jude Medical Inc. *	1,928,358
See Notes to Schedule of Investments.

Legg Mason Partners Diversified Large Cap Growth Fund
Schedule of Investments (unaudited) (continued)
July 31, 2007

Shares	Security	Value

Health Care Equipment & Supplies — 4.6% (continued)
35,500	Stryker Corp.	$2,216,265

	Total Health Care Equipment & Supplies	7,154,421

Health Care Providers & Services — 4.7%
90,600	UnitedHealth Group Inc.	4,387,758
38,000	WellPoint Inc. *	2,854,560

	Total Health Care Providers & Services	7,242,318

Pharmaceuticals — 2.6%
77,600	Abbott Laboratories	3,933,544

	TOTAL HEALTH CARE	33,894,663

INDUSTRIALS — 9.1%
Aerospace & Defense — 4.8%
48,300	Boeing Co.	4,995,669
42,700	Honeywell International Inc.	2,455,677

	Total Aerospace & Defense	7,451,346

Industrial Conglomerates — 4.3%
171,000	General Electric Co.	6,627,960

	TOTAL INDUSTRIALS	14,079,306

INFORMATION TECHNOLOGY — 33.8%
Communications Equipment — 9.9%
173,100	Cisco Systems Inc. *	5,004,321
128,300	Corning Inc. *	3,058,672
196,100	Motorola Inc.	3,331,739
90,600	QUALCOMM Inc.	3,773,490

	Total Communications Equipment	15,168,222

Computers & Peripherals — 5.9%
34,000	Apple Inc. *	4,479,840
85,900	SanDisk Corp. *	4,606,817

	Total Computers & Peripherals	9,086,657

Internet Software & Services — 6.4%
49,300	eBay Inc. *	1,597,320
9,300	Google Inc., Class A Shares *	4,743,000
151,100	Yahoo! Inc. *	3,513,075

	Total Internet Software & Services	9,853,395

Semiconductors & Semiconductor Equipment — 5.4%
138,300	Intel Corp.	3,266,646
145,200	Texas Instruments Inc.	5,109,588

	Total Semiconductors & Semiconductor Equipment	8,376,234

Software — 6.2%
73,400	Adobe Systems Inc. *	2,957,286
92,100	Citrix Systems Inc. *	3,331,257
68,300	Electronic Arts Inc. *	3,322,112

	Total Software	9,610,655

	TOTAL INFORMATION TECHNOLOGY	52,095,163

See Notes to Schedule of Investments.

Legg Mason Partners Diversified Large Cap Growth Fund
Schedule of Investments (unaudited) (continued)
July 31, 2007

Shares	Security	Value

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $144,578,281)	$147,402,074

Face
Amount

SHORT-TERM INVESTMENT — 2.8%
Repurchase Agreement — 2.8%
$4,286,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity — $4,286,630; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value — $4,371,734) (Cost — $4,286,000)	$4,286,000

	TOTAL INVESTMENTS — 98.5% (Cost — $148,864,281#)	151,688,074
	Other Assets in Excess of Liabilities — 1.5%	2,330,047

	TOTAL NET ASSETS — 100.0%	$154,018,121

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Trust II, a Massachusetts business trust, registered under the 1940 Act.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,076,554
Gross unrealized depreciation	(7,252,761)

Net unrealized appreciation	$2,823,793

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: September 26, 2007